Revenue from contracts with customers and trade receivables (Details 7) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	[1],[2]	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	[1],[2]	Mar. 31, 2022 USD ($)	[1],[2]
Statement [Line Items]
Provision made during the year, net of reversals	₨ 1,187
Provision used during the year	(1,306)
Effect of changes in foreign exchange rates	50
Refund Liability [Member]
Statement [Line Items]
Balance at the beginning of the year	4,716			₨ 3,583
Provision made during the year, net of reversals	1,121			4,606
Provision used during the year	(1,306)	$ (21)		(3,649)	$ (21)		$ (20)
Effect of changes in foreign exchange rates	48			176
Balance at the closing of the year	4,579			4,716
Current	4,579			4,716
Non-current	₨ 0			₨ 0

[1]	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, Medicaid payments or refund liability.
[2]	The Company’s overall provision for refund liability as of March 31, 2024 relating to the Company’s North America Generics business was U.S.$35, compared to a liability of U.S.$35 as of March 31, 2023. The refund liability created for new product launches and volume growth, were off-set by the reductions in the contract prices and by product mix changes.